Additional Details to the Statement of Profit or Loss and Comprehensive Profit or Loss (Details) $ in Thousands, $ in Thousands		4 Months Ended		12 Months Ended
		Apr. 30, 2024 USD ($)	Apr. 30, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Additional Details To The Statement of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Cost of revenue				$ 225,240	$ 167,868
Sales tax refund claims		$ 24,400	$ 33,000	24,400
Tax recoveries		$ 2,200		22,200
Government remittances	[1]			3,736	11,662
Decrease in general and administrative expense				520
Decrease in property plant and equipment				3,680
Provision of VAT receivable
Electrical component inventory [Member]
Additional Details To The Statement of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Cost of revenue				3,392	$ 3,320
Canadian Sales Tax Recovery [Member]
Additional Details To The Statement of Profit or Loss and Comprehensive Profit or Loss [Line Items]
Cost of revenue				5,360
Government remittances				$ 9,560

[1]	Refer to Note 29b for more details about the reversal of Canadian government remittances payable.